CONDENSED CONSOLIDATED UNAUDITED INTERIM STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012		Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 1,934	$ 2,678	[1]	$ 6,495	$ 7,565	[1]
Cost of revenues	1,044	1,476	[1]	3,222	5,703	[1]
Gross profit	890	1,202	[1]	3,273	1,862	[1]
Research and development costs	352	100	[1]	1,048	364	[1]
Selling, general and administrative expenses	1,689	1,994	[1]	4,804	6,670	[1]
Gain on sales of subsidiaries and Appbuilder		(100)	[1]	(786)	(345)	[1]
Total operating expenses	2,041	1,994	[1]	5,066	6,689	[1]
Operating loss	(1,151)	(792)	[1]	(1,793)	(4,827)	[1]
Financial expenses, net	25	2,860	[1]	67	5,320	[1]
Other income			[1]		580	[1]
Loss before taxes	(1,176)	(3,652)	[1]	(1,860)	(9,567)	[1]
Taxes on income	8	27	[1]	59	164	[1]
Net loss from continued operation	(1,184)	(3,679)	[1]	(1,919)	(9,731)	[1]
Net profit (loss) from discontinued operation		60	[1]	(399)	(1,104)	[1]
Net loss	(1,184)	(3,619)	[1]	(2,318)	(10,835)	[1]
Net result attributed to noncontrolling interests	56	69	[1]	277	210	[1]
Loss attributed to BluePhoenix shareholders	$ (1,240)	$ (3,688)	[1]	$ (2,595)	$ (11,045)	[1]
Loss per share:
From continued operation- basic and diluted	$ (0.12)	$ (0.47)	[1]	$ (0.21)	$ (1.42)	[1]
From discontinued operation- basic and diluted	$ 0.00	$ 0.01	[1]	$ (0.03)	$ (0.16)	[1]
Attributed to the shareholders	$ (0.12)	$ (0.46)	[1]	$ (0.24)	$ (1.58)	[1]
Shares used in per share calculation: Basic and diluted	10,735	7,972	[1]	10,687	7,006	[1]

[1]	* Presented after reclassification of Liacom Systems Ltd. and BridgeQuest Inc. as discontinued operation.